UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21935

SPECIAL VALUE CONTINUATION PARTNERS, LP
(Exact Name of Registrant as Specified in Charter)

2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA  90405
(Address of Principal Executive Offices) (Zip Code)

ELIZABETH GREENWOOD, SECRETARY
SPECIAL VALUE CONTINUATION PARTNERS, LP
2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA  90405
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (310) 566-1000

Copies to:

RICHARD T. PRINS, ESQ.
SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP
FOUR TIMES SQUARE
NEW YORK, NEW YORK 10036

Date of fiscal year end: DECEMBER 31, 2009

Date of reporting period: SEPTEMBER 30, 2009

ITEM 1.     SCHEDULE OF INVESTMENTS.

Special Value Continuation Partners, LP
(A Delaware Limited Partnership)

Statement of Investments (Unaudited)

September 30, 2009

Showing Percentage of Total Cash and Investments of the Registrant

			Percent of
Investment	Principal Amount	Fair Value	Cash and Investments

Debt Investments (52.55%)
Bank Debt (26.71%) (1)
Architectural, Engineering, and Related Services (1.56%)
Alion Science & Technology Corporation, 1st Lien Term Loan, LIBOR + 6%, due 2/6/13
(Acquired 4/14/08, Amortized Cost $6,582,869)	$7,841,156	$7,128,920	1.56%

Communications Equipment Manufacturing (3.49%)
Mitel Networks Corporation, 1st Lien Term Loan, LIBOR + 3.25%, due 8/10/14
(Acquired 12/13/07, Amortized Cost $18,618,822)	$19,807,257	15,984,457	3.49%

Computer and Peripheral Equipment Manufacturing (0.24%)
Palm, Inc., Tranche B Term Loan, LIBOR + 3.5%, due 4/24/14
(Acquired 5/24/07, Amortized Cost $1,078,420)	$1,198,245	1,082,913	0.24%

Data Processing, Hosting, and Related Services (4.77%)
GXS Worldwide, Inc., 1st Lien Term Loan, LIBOR + 5.75%, due 3/31/13
(Acquired 10/12/07, Amortized Cost $6,830,700)	$6,970,102	6,929,446	1.51%
GXS Worldwide, Inc., 2nd Lien Term Loan, LIBOR + 10.25%, due 9/30/13
(Acquired 10/12/07, Amortized Cost $14,379,237)	$14,598,211	14,433,981	3.16%
The Reynolds and Reynolds Company, 2nd Lien Term Loan, LIBOR + 5.5%, due 10/26/13
(Acquired 8/6/09, Amortized Cost $452,274)	$599,038	471,742	0.10%
Total Data Processing, Hosting, and Related Services		21,835,169

Electric Power Generation, Transmission and Distribution (0.05%)
La Paloma Generating Company Residual Bank Debt
(Acquired 2/2/05, 3/18/05, and 5/6/05, Cost $1,885,234) (3)	$23,218,322	211,508	0.05%

Offices of Real Estate Agents and Brokers (0.44%)
Realogy Corporation, Revolver, LIBOR + 2.25%, due 4/10/13
(Acquired 6/28/07, 7/9/07, and 7/13/07, Amortized Cost ($1,534,593))	$15,897,590	(2,901,310)	(0.63%)
Realogy Corporation, 2nd Lien Term Loan A, 13.5%, due 10/15/17
(Acquired 9/30/09, Amortized Cost $4,698,795)	$4,698,795	4,904,367	1.07%
Total Offices of Real Estate Agents and Brokers		2,003,057

Other Electrical Equipment and Component Manufacturing (1.64%)
EaglePicher Corporation, 1st Lien Tranche B Term Loan, LIBOR + 4.5%, due 12/31/12
(Acquired 12/31/07, Amortized Cost $7,847,688) (2), (4)	$7,847,688	7,514,161	1.64%

Petroleum and Coal Products Manufacturing (0.31%)
Building Materials Corporation of America, 2nd Lien Term Loan, LIBOR + 5.75%, due 9/15/14
(Acquired 5/20/09, 5/28/09, and 6/2/09, Amortized Cost $1,223,609)	$1,599,318	1,399,403	0.31%

Radio and Television Broadcasting (0.16%)
High Plains Broadcasting Operating Company, Term Loan, Prime + 4%, due 9/14/16
(Acquired 9/15/08, Amortized Cost $179,468)	$197,217	154,076	0.03%
Newport Television LLC, Term Loan B, LIBOR + 5%, due 9/14/16
(Acquired 5/1/08 and 5/29/08, Amortized Cost $679,615)	$746,829	583,461	0.13%
Total Radio and Television Broadcasting		737,537

Satellite Telecommunications (7.24%)
WildBlue Communications, Inc., 1st Lien Delayed Draw Term Loan, LIBOR + 6% Cash
+ 2.5% PIK, due 6/30/10
(Acquired 9/29/06, Amortized Cost $14,016,779) (4)	$13,950,358	13,819,225	3.02%
WildBlue Communications, Inc., 2nd Lien Delayed Draw Term Loan, 8.5% Cash
+ 7.25% PIK, due 8/15/11
(Acquired 9/29/06, Amortized Cost $18,122,572) (4)	$18,534,863	19,304,060	4.22%
Total Satellite Telecommunications		33,123,285

Special Value Continuation Partners, LP
(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

September 30, 2009

Showing Percentage of Total Cash and Investments of the Registrant

			Percent of
Investment	Principal Amount	Fair Value	Cash and Investments

Debt Investments (continued)
Semiconductor and Other Electronic Component Manufacturing (0.69%)
Celerity, Inc., Senior Secured Notes, LIBOR + 12%, due 11/30/09
(Acquired 4/15/08, 1/21/09, 2/2/09, 2/27/09, 4/28/09, and 7/28/09, Amortized Cost $22,508,109) (3)	$28,025,787	$3,156,419	0.69%
Celerity, Inc., Senior 2nd Lien Secured Convertible Notes, 12% PIK, due 12/31/09
(Acquired 4/15/08, Amortized Cost $7,316,697) (3)	$7,316,697	-	0.00%
Total Semiconductor and Other Electronic Component Manufacturing		3,156,419

Wired Telecommunications Carriers (5.07%)
Cavalier Telephone Corporation, Senior Secured 1st Lien Term Loan, Prime + 5.25%
Cash + 2% PIK, due 12/31/12
(Acquired 4/24/08, Amortized Cost $679,496)	$868,924	569,145	0.12%
Integra Telecom, Inc., 1st Lien Term Loan, LIBOR + 8.5%, due 8/31/13
(Acquired 5/20/09 and 6/20/09, Amortized Cost $137,113)	$156,855	156,332	0.03%
Integra Telecom, Inc., 2nd Lien Term Loan, LIBOR + 8.5% PIK, due 2/28/14
(Acquired 9/5/07, 6/17/09, and 6/30/09, Amortized Cost $3,649,072)	$4,210,144	2,695,895	0.59%
Integra Telecom, Inc., Term Loan, LIBOR + 11.5% PIK, due 8/31/14
(Acquired 9/5/07, Amortized Cost $5,184,730)	$5,184,730	593,652	0.13%
Interstate Fibernet, Inc., 1st Lien Term Loan, LIBOR + 4%, due 7/31/13
(Acquired 8/1/07, Amortized Cost $10,912,481) (2), (4)	$11,221,060	9,532,290	2.08%
Interstate Fibernet, Inc., 2nd Lien Term Loan, LIBOR +7.5%, due 7/31/14
(Acquired 7/31/07, Amortized Cost $8,281,636) (2), (4)	$8,281,636	7,935,878	1.73%
NEF Telecom Company BV, 2nd Lien Tranche D Term Loan, EURIBOR + 5.5%, due 2/16/17
(Acquired 8/29/07 and 11/29/07, Amortized Cost $2,111,865) - (Netherlands) (9)	€1,538,600	1,779,483	0.39%
Total Wired Telecommunications Carriers		23,262,675

Wireless Telecommunications Carriers (except Satellite) (1.05%)
Clearwire Corporation, 1st Lien Delayed Draw Term Loan,
LIBOR + 6% Cash + 0.5% PIK, due 5/28/11
(Acquired 9/2/09 and 9/9/09, Amortized Cost $2,235,833)	$2,386,544	2,330,611	0.51%
Clearwire Corporation, 1st Lien Term Loan, LIBOR + 6% Cash + 0.5% PIK, due 5/28/11
(Acquired 9/2/09 and 9/9/09, Amortized Cost $2,389,677)	$2,549,527	2,489,774	0.54%
Total Wireless Telecommunications Carriers (except Satellite)		4,820,385

Total Bank Debt (Cost $160,468,198)		122,259,889

Other Corporate Debt Securities (25.84%)

Architectural, Engineering, and Related Services (3.25%)
Alion Science & Technology Corporation, Senior Notes, 10.25%, due 2/1/15	$10,981,000	8,269,352	1.81%
ESP Holdings, Inc., Junior Unsecured Subordinated Promissory Notes, 18% PIK, due 3/31/15 (2), (4)	$6,726,869	6,578,878	1.44%
Total Architectural, Engineering, and Related Services		14,848,230

Data Processing, Hosting, and Related Services (2.41%)
Anacomp, Inc., Senior Secured Subordinated Notes, 14% PIK, due 3/12/13 (2), (10)	$10,387,290	9,369,335	2.05%
Terremark Worldwide, Inc., Senior Secured Notes, 12%, due 6/15/17
(Acquired 6/17/09, Amortized Cost $1,446,988) (5)	$1,521,000	1,638,878	0.36%
Total Data Processing, Hosting, and Related Services		11,008,213

Depository Credit Intermediation (0.35%)
Bank of America Corporation, Junior Subordinated Notes, 7.8%, due 2/15/10	$1,550,000	1,585,077	0.35%

Full-Service Restaurants (2.82%)
Landry's Restaurant, Inc., Senior Secured Notes, 14%, due 8/15/11
(Acquired 6/9/09, Amortized Cost $3,948,480) (5)	$4,113,000	4,122,131	0.90%
Real Mex Restaurants, Inc., Senior Secured Notes, 14%, due 1/1/13
(Acquired 7/15/09, 8/13/09, and 9/15/09, Amortized Cost $8,040,395) (5)	$9,089,000	8,770,885	1.92%
Total Full-Service Restaurants		12,893,016

Special Value Continuation Partners, LP
(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

September 30, 2009

Showing Percentage of Total Cash and Investments of the Registrant

			Percent of
Investment	Principal Amount	Fair Value	Cash and Investments

Debt Investments (continued)
Gambling Industries (0.06%)
Harrah's Operating Company Inc., Senior Secured Notes, 10%, due 12/15/18
(Acquired 6/25/09, Amortized Cost $189,175) (5)	$329,000	$256,620	0.06%

Grocery Stores (0.23%)
Safeway, Inc., Senior Unsecured Notes, 4.95%, due 8/16/10	$1,000,000	1,031,030	0.23%

Industrial Machinery Manufacturing (1.40%)
GSI Group Corporation, Senior Notes, 11%, due 8/20/13
(Acquired 8/20/08, Amortized Cost $6,828,323) (5)	$7,778,000	6,385,738	1.40%

Nondepository Credit Intermediation (0.11%)
General Electric Capital Corporation, FDIC Guaranteed Notes, 1.8%, due 3/11/11	$500,000	505,370	0.11%

Offices of Real Estate Agents and Brokers (0.92%)
Realogy Corporation, Senior Notes, 10.5%, due 4/15/14	$1,965,000	1,445,218	0.32%
Realogy Corporation, Senior Subordinated Notes, 12.375%, due 4/15/15	$4,915,000	2,729,545	0.60%
Total Offices of Real Estate Agents and Brokers		4,174,763

Other Amusement and Recreation Industries (0.25%)
Bally Total Fitness Holdings, Inc., Senior Subordinated Notes,
14% Cash or 15.625% PIK, due 10/1/13
(Acquired 10/1/07, Amortized Cost $45,025,305) (3), (5)	$44,090,666	1,146,357	0.25%

Other Information Services (4.41%)
IRI Holdco (RW), LLC, Note Receivable, 8%, due 12/12/11
(Acquired 10/31/08, Cost $19,126,918) (5)	$20,297,325	20,155,244	4.41%

Plastics Product Manufacturing (0.35%)
Pliant Corporation, Senior Secured 2nd Lien Notes, 11.125%, due 9/1/09 (3)	$13,477,000	1,617,240	0.35%

Radio and Television Broadcasting (0.15%)
LBI Media, Inc., Senior Unsecured Subordinated Notes, 8.5%, due 8/1/17	$1,109,000	687,114	0.15%

Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments Manufacturing (0.94%)
AGY Holding Corporation, Senior Secured 2nd Lien Notes, 11%, due 11/15/14	$5,369,000	4,315,602	0.94%

Schedule Air Transportation (2.47%)
United Air Lines, Inc., Aircraft Secured Mortgage (N508UA), 20%, due 8/25/16
(Acquired 8/26/09, Amortized Cost $3,706,819) (5)	$3,706,818	4,648,351	1.02%
United Air Lines, Inc., Aircraft Secured Mortgage (N510UA), 20%, due 9/26/16
(Acquired 8/27/09, Amortized Cost $587,053) (5)	$587,053	737,339	0.16%
United Air Lines, Inc., Aircraft Secured Mortgage (N512UA), 20%, due 10/26/16
(Acquired 8/27/09, Amortized Cost $587,189) (5)	$587,189	738,978	0.16%
United Air Lines, Inc., Aircraft Secured Mortgage (N530UA), 20%, due 11/25/13
(Acquired 8/26/09, Amortized Cost $3,550,046) (5)	$3,550,046	4,309,755	0.94%
United Air Lines, Inc., Aircraft Secured Mortgage (N585UA), 20%, due 10/25/16
(Acquired 8/26/09, Amortized Cost $689,448) (5)	$689,448	868,015	0.19%
Total Schedule Air Transportation		11,302,438

Securities and Commodity Contracts Intermediation and Brokerage (0.33%)
Goldman Sachs Group, Inc., FDIC Guaranteed Notes, 1.7%, due 3/15/11	$500,000	504,545	0.11%
JP Morgan Chase & Co., FDIC Guaranteed Notes, 1.65%, due 2/23/11	$1,000,000	1,011,920	0.22%
Total Securities and Commodity Contracts Intermediation and Brokerage		1,516,465

Semiconductor and Other Electronic Component Manufacturing (1.35%)
Advanced Micro Devices, Senior Convertible Notes, 6%, due 5/1/15	$4,982,000	3,757,258	0.82%
Advanced Micro Devices, Senior Unsecured Notes, 7.75%, due 11/1/12	$2,710,000	2,446,832	0.53%
Total Semiconductor and Other Electronic Component Manufacturing		6,204,090

Special Value Continuation Partners, LP
(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

September 30, 2009

Showing Percentage of Total Cash and Investments of the Registrant

Investment	Principal Amount or Shares	Fair Value	Percent of Cash and Investments

Debt Investments (continued)
Wired Telecommunications Carriers (4.04%)
NEF Telecom Company BV, Mezzanine Term Loan, EURIBOR + 10% PIK, due 8/16/17
(Acquired 8/29/07, Amortized Cost $22,284,219) - (Netherlands) (5), (9)	€16,092,801	$18,494,490	4.04%

Total Other Corporate Debt Securities (Cost $169,164,908)		118,127,097

Total Debt Investments (Cost $329,633,106)		240,386,986

Equity Securities (28.43%)
Architectural, Engineering, and Related Services(5.43%)
ESP Holdings, Inc., Common Stock
(Acquired 9/12/07, Cost $9,311,782) (2), (3), (5), (6), (8)	88,670	19,652,327	4.30%
ESP Holdings, Inc., 15% PIK, Preferred Stock
(Acquired 9/12/07, Cost $4,502,521) (2), (3), (4), (5), (6)	40,618	5,160,563	1.13%
Total Architectural, Engineering, and Related Services		24,812,890

Data Processing, Hosting, and Related Services (0.50%)
Anacomp, Inc., Common Stock
(Acquired during 2002, 2003, 2005, and 2006, Cost $26,711,048) (2), (3), (5), (10)	1,253,969	2,275,954	0.50%

Depository Credit Intermediation (0.69%)
Doral Holdings, LP Interest
(Acquired 7/12/07, Cost $11,138,132) (3), (5)	855,916	3,167,522	0.69%

Industrial Machinery Manufacturing (0.02%)
GSI Group Inc. Common Stock
(Acquired 8/20/08, Amortized Cost $1,136,228) (3), (5)	216,987	89,507	0.02%

Nonferrous Metal (except Aluminum) Production and Processing (7.82%)
International Wire Group, Inc., Common Stock
(Acquired 10/20/04, Cost $29,012,690) (2), (4), (5), (6)	1,979,441	35,768,499	7.82%

Other Electrical Equipment and Component Manufacturing (9.00%)
EaglePicher Holdings, Inc., Common Stock
(Acquired 3/9/05, Cost $24,285,461) (2), (3), (4), (5), (6), (7)	1,312,720	41,219,408	9.00%

Other Information Services (0.47%)
IRI Holdco (RW), LLC, Warrants to Purchase IRI Preferred Stock
(Acquired 10/31/08, Cost $1,170,406) (3), (5)	4,063,914	2,153,874	0.47%

Plastics Product Manufacturing (0.00%)
Pliant Corporation, Common Stock
(Acquired 7/18/06, Cost $177) (3), (5), (12)	422	-	0.00%
Pliant Corporation, 13% PIK, Preferred Stock (3)	5,570,318	-	0.00%
Total Plastics Product Manufacturing		-

Satellite Telecommunications (0.84%)
WildBlue Communications, Inc., Warrants to Purchase Common Stock
(Acquired 10/23/06, Cost $673,094) (3), (4), (5)	51,896	3,830,963	0.84%

Scheduled Air Transportation (0.13%)
United Air Lines, Inc., Equipment Trust Beneficial Interests (N510UA)
(Acquired 8/27/09, Amortized Cost $149,102) (5)	21	188,689	0.04%
United Air Lines, Inc., Equipment Trust Beneficial Interests (N512UA)
(Acquired 8/27/09, Amortized Cost $148,966) (5)	21	188,954	0.04%
United Air Lines, Inc., Equipment Trust Beneficial Interests (N585UA)
(Acquired 8/26/09, Amortized Cost $174,908) (5)	21	212,060	0.05%
Total Scheduled Air Transportation		589,703

Special Value Continuation Partners, LP
(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

September 30, 2009

Showing Percentage of Total Cash and Investments of the Registrant

	Principal		Percent of
	Amount or		Cash and
Investment	Shares	Fair Value	Investments

Equity Securities (continued)
Semiconductor and Other Electronic Component Manufacturing (0.00%)
Celerity, Inc., Common Stock
(Acquired 12/23/04, 9/8/05, and 2/1/06, Cost $12,135,924) (3), (5)	2,427,185	$-	0.00%
Kinetics Holdings, LLC, Common Units
(Acquired 1/7/05, Cost $2,587,349) (3), (5)	3,384,000	1	0.00%
Total Semiconductor and Other Electronic Component Manufacturing		1

Support Activities for Air Transportation (0.07%)
Alabama Aircraft Industries, Inc., Common Stock
(Acquired 3/12/02, 3/13/02, and 12/11/02, Cost $3,550,121) (3), (5)	164,636	388,541	0.07%

Wired Telecommunication Carriers (3.46%)
ITC^DeltaCom, Inc., Common Stock
(Acquired 7/31/07, Cost $23,477,380) (2), (3), (5), (6), (11)	10,890,068	14,048,188	3.07%
NEF Kamchia Co-Investment Fund, LP Interest
(Acquired 7/31/07, Cost $3,367,227) - (Cayman Islands) (3), (5), (9)	2,455,500	1,772,502	0.39%
Total Wired Telecommunication Carriers		15,820,690

Total Equity Securities (Cost $155,071,298)		130,117,552

Total Investments (Cost $484,704,404) (13)		370,504,538

Cash and Cash Equivalents (19.02%)
Wells Fargo & Company, Overnight Repurchase Agreement, 0.03%,
Collateralized by Federal Home Loan Bank Note	$1,867,333	1,867,333	0.41%
General Electric Capital Corporation, Commercial Paper, 0.03%, 10/1/09	$20,000,000	20,000,000	4.37%
Union Bank of California, Commercial Paper, 0.02%, 10/1/09	$2,000,000	2,000,000	0.44%
Union Bank of California, Commercial Paper, 0.03%, 10/1/09	$20,000,000	20,000,000	4.37%
Chevron Funding Corporation, Commercial Paper, 0.09%, 10/5/09	$15,000,000	14,999,850	3.28%
American Express Corporation, Commercial Paper, 0.05%, 10/7/09	$22,000,000	21,999,817	4.81%
General Electric Capital Corporation, Commercial Paper, 0.03%, 10/7/09	$1,000,000	999,995	0.22%
Toyota Motor Credit Corporation, Commercial Paper, 0.09%, 10/15/09	$5,000,000	4,999,825	1.09%
Cash Denominated in Foreign Currency (Cost $49,292)	€60,003	87,845	0.02%
Cash Held on Account at Various Institutions	$34,503	34,503	0.01%
Total Cash and Cash Equivalents		86,989,168

Total Cash and Investments		$457,493,706	100.00%

Special Value Continuation Partners, LP
(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

September 30, 2009

Notes to Statement of Investments:

(1)  Investments in bank debt generally are bought and sold among institutional investors in transactions not subject to registration under the Securities Act of 1933. Such transactions are generally subject to contractual restrictions, such as approval of the agent or borrower.

(2)  Affiliated issuer - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer).

Changes to investments in securities of affiliate issuers during the nine months ended September 30, 2009 were as follows:

Security	Value, Beginning of Period	Acquisitions	Dispositions	Value, End of Period

Anacomp, Inc., Common Stock	$4,971,987	$-	$-	$2,275,954
Anacomp, Inc., Promissory Note, LIBOR + 6.5% PIK, due 8/31/09	1,081,614	-	(1,081,614)	-
Anacomp, Inc., Senior Secured Subordinated Notes, 14% PIK,
due 3/12/13	7,259,224	1,570,666	-	9,369,335
EaglePicher Corporation, 1st Lien Tranche B Term Loan
LIBOR + 4.5%, due 12/31/12	6,946,821	-	-	7,514,161
EaglePicher Corporation, 2nd Lien Term Loan
LIBOR + 7.5%, due 12/31/13	5,862,500	-	(5,862,500)	-
EaglePicher Holdings, Inc., Common Stock	40,057,651	-	-	41,219,408
ESP Holdings, Inc., 1st Lien Revolver
LIBOR + 4.5%, due 06/30/09	79,263	-	(79,263)	-
ESP Holdings, Inc., 1st Lien Term Loan
LIBOR + 4.5%, due 6/30/09	1,244,052	-	(1,244,052)	-
ESP Holdings, Inc., 2nd Lien Term Loan
LIBOR + 10%, due 9/12/14	15,187,920	-	(15,187,920)	-
ESP Holdings, Inc., Junior Unsecured Subordinated Promissory
Notes, 18% PIK, due 3/31/15	5,479,440	-	-	6,578,878
ESP Holdings, Inc., Common Stock	18,169,132	-	-	19,652,327
ESP Holdings, Inc., 15% PIK, Preferred Stock	5,283,853	-	-	5,160,563
International Wire Group, Inc., Common Stock	36,461,303	-	-	35,768,499
Interstate Fibernet, Inc., 1st Lien Term Loan,
LIBOR + 4%, due 7/31/13	8,189,645	-	-	9,532,290
Interstate Fibernet, Inc., 2nd Lien Senior Secured Note,
LIBOR + 7.5%, due 7/31/14	6,360,297	-	-	7,935,878
ITC^DeltaCom, Inc., Common Stock	5,445,034	-	-	14,048,188

(3) Non-income producing security.

(4) Priced using one or more independent third party pricing services.

(5) Restricted security.

(6) Investment is not a controlling position.

(7) The Registrant's advisor may demand registration at any time more than 180 days following the first initial public offering of common equity by the issuer.

(8) Priced by Investment Manager.

(9) Principal amount denominated in euros. Amortized cost and fair value converted from euros to US dollars.

(10) Issuer is a controlled company.

(11) Priced using the closing price per Pink Sheets.

(12)   The Registrant may demand registration of the shares as part of a majority (by interest) of the holders of the registrable shares of the issuer, or in connection with an initial public offering by the issuer.

(13) Includes investments with an aggregate market value of $21,145,018 that have been segregated to collateralize certain unfunded commitments.

Aggregate purchases and aggregate sales of investments, other than Government securities, totaled $101,115,575 and $105,438,308 respectively.
Aggregate purchases includes investment assets received as payment in-kind. Aggregate sales includes principal paydowns on debt investments.

The aggregate cost of investments for federal income tax purposes, excluding cash and cash equivalents, was $484,704,404.  Net unrealized depreciation aggregated $114,720,413, of which $50,530,711 related to appreciated investments and $165,251,124 related to depreciated investments.

The total value of restricted securities and bank debt as of September 30, 2009 was $324,650,222, or 70.96% of total cash and investments of the Registrant.

Swaps at September 30, 2009 were as follows:

Fair
Instrument	Notional Amount	Value

Swaps
Euro/US Dollar Cross Currency Basis Swap, Pay Euros/Receive USD, Expires 5/16/14	$ 6,040,944	$ (520,547)

See accompanying notes.

Investments of the Registrant may be categorized based on the types of inputs used in valuing such assets. The level in the GAAP valuation hierarchy in which an investment falls is based on the lowest level input that is significant to the valuation of the investment in its entirety.  At September 30, 2009, the investments of the Registrant were categorized as follows:

Level	Basis for Determining Fair Value	Bank Debt	Other Corporate Debt	Equity Securities
1	Quoted prices in active markets for identical assets	$-	$-	$-
2	Other observable market inputs*	28,200,191	43,077,377	17,604,251
3	Independent third-party pricing sources that employ significant unobservable inputs	93,848,191	72,286,123	92,860,973
3	Internal valuations with significant unobservable inputs	211,507	2,763,597	19,652,328
Total		$122,259,889	$118,127,097	$130,117,552

* E.g. quoted prices in inactive markets or quotes for comparable investments

Changes in investments categorized as Level 3 during the nine months ended September 30, 2009 were as follows:

	Independent Third Party Valuation
	Bank Debt	Other Corporate Debt	Equity Securities
Beginning balance	$143,038,914	$35,051,220	$89,988,528
Net realized and unrealized gains (losses)	2,062,181	2,113,788	(4,270,074)
Net acquisitions and dispositions	(48,708,514)	17,174,874	6,045,262
Net transfers into (out of) category	(2,544,390)	17,946,241	1,097,257
Ending balance	$93,848,191	$72,286,123	$92,860,973

Net change in unrealized gains (losses) during the period on investments still held at period end (included in net realized and unrealized gains/losses, above)	$7,084,098	$2,113,788	$(4,270,074)

	Investment Manager Valuation
	Bank Debt	Other Corporate Debt	Equity Securities
Beginning balance	$5,513,014	$23,457,575	$19,266,390
Net realized and unrealized gains (losses)	82,622	(3,838,295)	1,483,194
Net acquisitions and dispositions	-	-	-
Net transfers into (out of) category	(5,384,129)	(16,855,683)	(1,097,257)
Ending balance	$211,507	$2,763,597	$19,652,327

Net change in unrealized gains (losses) during the period on investments still held at period end (included in net realized and unrealized gains/losses, above)	$(17,654)	$(3,838,295)	$1,483,194

Valuations of open swap transactions at September 30, 2009 were determined as follows:

Level	Basis for Determining Fair Value	Aggregate Value
2	Other observable market inputs	$ (520,547)

ITEM 2.         CONTROLS AND PROCEDURES.
(a)           The Registrant's Chief Executive Officer and Chief Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported in a timely manner.

(b)           Not applicable.

ITEM 3.         EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Special Value Continuation Partners, LP

By:  /s/ Hugh Steven Wilson
Name:  Hugh Steven Wilson
Title:  Chief Executive Officer
Date:  November 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ Hugh Steven Wilson
Name:  Hugh Steven Wilson
Title:  Chief Executive Officer
Date:  November 30, 2009

By:  /s/ Paul L. Davis
Name:  Paul L. Davis
Title:  Chief Financial Officer
Date:  November 30, 2009